Derivative financial instruments and Short positions (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Hedge Instruments | Swap contract
Strategies
Accrued Cost	R$ 3,249,742	R$ 3,908,082	R$ 3,027,723
Adjustment to Market Value	101,264	140,447	108,626
Accounting Value	3,351,005	4,048,529	3,136,349
Hedge Instruments | Credit Operations Hedge
Strategies
Accrued Cost	1,118,210	1,152,249	1,286,522
Adjustment to Market Value	28,993	115,180	109,604
Accounting Value	1,147,202	1,267,429	1,396,126
Hedge Instruments | Hedge of Securities
Strategies
Accrued Cost	2,131,532	2,755,833	1,741,201
Adjustment to Market Value	72,271	25,267	(978)
Accounting Value	2,203,802	2,781,100	1,740,223
Hedge Instruments | Future Contracts
Strategies
Accrued Cost	789,631	41,286,091	22,206,615
Adjustment to Market Value	0	0	0
Accounting Value	789,631	41,286,091	22,206,615
Hedge Instruments | Hedge of Securities
Strategies
Accrued Cost	789,631	41,286,091	22,206,615
Adjustment to Market Value	0	0	0
Accounting Value	789,631	41,286,091	22,206,615
Hedge Objects | Swap contract
Strategies
Accrued Cost	3,555,326	3,921,249	3,049,206
Adjustment to Market Value	662,773	65,014	77,623
Accounting Value	4,218,099	3,986,263	3,126,829
Hedge Objects | Credit Operations Hedge
Strategies
Accrued Cost	1,423,809	1,166,387	1,302,830
Adjustment to Market Value	63,231	50,668	79,496
Accounting Value	1,487,040	1,217,055	1,382,326
Hedge Objects | Hedge of Securities
Strategies
Accrued Cost	2,131,517	2,754,862	1,746,376
Adjustment to Market Value	599,542	14,346	(1,873)
Accounting Value	2,731,059	2,769,208	1,744,503
Hedge Objects | Future Contracts
Strategies
Accrued Cost	45,427,125	44,130,671	24,415,397
Adjustment to Market Value	3,000,490	(205,941)	364,434
Accounting Value	48,427,614	43,924,730	24,779,831
Hedge Objects | Hedge of Securities
Strategies
Accrued Cost	45,427,125	44,130,671	24,415,397
Adjustment to Market Value	3,000,490	(205,941)	364,434
Accounting Value	R$ 48,427,614	R$ 43,924,730	R$ 24,779,831